INCOME TAX (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax rate on dividends paid	13.00%	13.00%	13.00%
Current income tax charge	₽ 20,759	₽ 19,215	₽ 19,760
Prior period tax adjustments	(90)	(133)	673
Total current income tax	20,669	19,082	20,433
Deferred tax	(4,919)	(3,687)	(2,653)
Income tax expense on continuing operations	15,750	15,395	17,780
Tax effect from the discontinued operations	₽ 2,018	₽ 1,575	₽ 1,197
Russia
Components of income tax expense
Corporate income tax rate	20.00%	20.00%	20.00%